Financial Instruments and Related Risk Management - Disclosure of Detailed Information About Financial Instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Marketable securities	$ 26,486	$ 36,319
Carrying value [Member]
Disclosure of detailed information about financial instruments [line items]
Marketable securities	26,486	36,319
Level 1 of fair value hierarchy [Member]
Disclosure of detailed information about financial instruments [line items]
Marketable securities	22,531	30,996
Level 2 of fair value hierarchy [Member]
Disclosure of detailed information about financial instruments [line items]
Marketable securities	$ 3,955	$ 5,323